TRANSACTIONS WITH PARTIES-IN-INTEREST AND RELATED PARTIES	12 Months Ended
Dec. 31, 2025
EBP 003
EBP, Related Party and Party-in-Interest Transactions [Line Items]
TRANSACTIONS WITH PARTIES-IN-INTEREST AND RELATED PARTIES	TRANSACTIONS WITH PARTIES-IN-INTEREST AND RELATED PARTIES

Transactions in shares of the Company’s Common Stock qualify as party-in-interest transactions under the provisions of ERISA. During 2025, the Plan purchased $5,773,780 and sold $5,647,625 of the Company’s Common Stock. Shares held of the Company’s stock as of December 31, 2025 and 2024 totaled 96,935 and 103,450, respectively. The fair value of the Company’s Common Stock as of December 31, 2025 and 2024 totaled $32,214,409 and $36,976,215, respectively. During 2025, the net depreciation and dividends of the Company’s Common Stock totaled $3,055,174 and $274,506, respectively.

Certain Plan investments are managed by Fidelity Management Trust Company, the trustee of the plan, or affiliate. Any purchases and sales of these funds are performed in the open market at fair value. Actual fees paid by the Plan, as well as certain investment-related fees paid by the trustee in the form of revenue credits, are reflected as a reduction of administrative expenses for the year. These transactions are considered party-in interest transactions.
The Plan also issues loans to participants that are secured by the participants’ vested account balance. Such transactions, while considered party-in-interest transactions under ERISA regulations, are permitted under the provisions of the Plan and are specifically exempt from the prohibition of party-in-interest transactions under ERISA.